Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events from the statement of net assets available for benefits date through June 25, 2026, the filing date of this Annual Report and determine that there are no other matters to disclose on Form 11-K for the year ended December 31, 2025.